Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

	Useful Life	March 31, 2014	March 31, 2013
Machinery and equipment	7	$8,387	$8,387
Computer equipment	5	5,840	5,840
Computer software	5	12,820	12,820
Office furniture and equipment	5	850	850

Subtotal		27,897	27,897
Less: accumulated depreciation		(22,462)	(18,238)

Total property and equipment, net		$5,435	$9,659